Investments - Gross unrealized losses on securities by investment category and length of time that have been in a continuous unrealized loss position (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Total fixed maturities
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (28)	$ (148)
Fair Value - Less than twelve months	$ 3,115	$ 6,618
Fair Value as % of Cost - Less than twelve months	99.00%	98.00%
Unrealized Loss - Twelve months or more	$ (36)	$ (47)
Fair Value - Twelve months or more	$ 1,057	$ 1,001
Fair Value as % of Cost - Twelve months or more	97.00%	96.00%
U.S. Government and government agencies
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ 0	$ 0
Fair Value - Less than twelve months	$ 4	$ 8
Fair Value as % of Cost - Less than twelve months	100.00%	100.00%
Unrealized Loss - Twelve months or more	$ (3)	$ (3)
Fair Value - Twelve months or more	$ 10	$ 7
Fair Value as % of Cost - Twelve months or more	77.00%	70.00%
States, municipalities and political subdivisions
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (4)	$ (38)
Fair Value - Less than twelve months	$ 396	$ 1,288
Fair Value as % of Cost - Less than twelve months	99.00%	97.00%
Unrealized Loss - Twelve months or more	$ (8)	$ (4)
Fair Value - Twelve months or more	$ 273	$ 12
Fair Value as % of Cost - Twelve months or more	97.00%	75.00%
Residential MBS
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ 0	$ (4)
Fair Value - Less than twelve months	$ 29	$ 298
Fair Value as % of Cost - Less than twelve months	100.00%	99.00%
Unrealized Loss - Twelve months or more	$ (2)	$ (3)
Fair Value - Twelve months or more	$ 33	$ 91
Fair Value as % of Cost - Twelve months or more	94.00%	97.00%
Commercial MBS
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ 0	$ (1)
Fair Value - Less than twelve months	$ 65	$ 93
Fair Value as % of Cost - Less than twelve months	100.00%	99.00%
Unrealized Loss - Twelve months or more	$ 0	$ 0
Fair Value - Twelve months or more	$ 0	$ 0
Fair Value as % of Cost - Twelve months or more	0.00%	0.00%
Asset-backed securities
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (6)	$ (18)
Fair Value - Less than twelve months	$ 876	$ 1,295
Fair Value as % of Cost - Less than twelve months	99.00%	99.00%
Unrealized Loss - Twelve months or more	$ (7)	$ (17)
Fair Value - Twelve months or more	$ 217	$ 551
Fair Value as % of Cost - Twelve months or more	97.00%	97.00%
Corporate and other
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (18)	$ (87)
Fair Value - Less than twelve months	$ 1,745	$ 3,636
Fair Value as % of Cost - Less than twelve months	99.00%	98.00%
Unrealized Loss - Twelve months or more	$ (16)	$ (20)
Fair Value - Twelve months or more	$ 524	$ 340
Fair Value as % of Cost - Twelve months or more	97.00%	94.00%
Total equity securities
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (10)	$ (10)
Fair Value - Less than twelve months	$ 111	$ 123
Fair Value as % of Cost - Less than twelve months	92.00%	92.00%
Unrealized Loss - Twelve months or more	$ 0	$ 0
Fair Value - Twelve months or more	$ 10	$ 3
Fair Value as % of Cost - Twelve months or more	100.00%	100.00%
Common stocks
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (10)	$ (9)
Fair Value - Less than twelve months	$ 58	$ 91
Fair Value as % of Cost - Less than twelve months	85.00%	91.00%
Unrealized Loss - Twelve months or more	$ 0	$ 0
Fair Value - Twelve months or more	$ 0	$ 3
Fair Value as % of Cost - Twelve months or more	0.00%	100.00%
Perpetual preferred stocks
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ 0	$ (1)
Fair Value - Less than twelve months	$ 53	$ 32
Fair Value as % of Cost - Less than twelve months	100.00%	97.00%
Unrealized Loss - Twelve months or more	$ 0	$ 0
Fair Value - Twelve months or more	$ 10	$ 0
Fair Value as % of Cost - Twelve months or more	100.00%	0.00%